Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD NEW JERSEY TAX-FREE FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 24, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 24, 2017